                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- NOV. 27, 2009*

RiverSource Variable Portfolio -- Balanced Fund (May 1, 2009)                   S-6466-99 AD
RiverSource Variable Portfolio -- Diversified Equity Income Fund (May 1, 2009)  S-6466-99 AD
RiverSource Variable Portfolio -- Mid Cap Value Fund (May 1, 2009)              S-6466-99 AD


Effective Jan. 1, 2010, the portfolio managers responsible for the day-to-day management of the above-named Funds, as described under the "Investment Manager" section, are as follows:

For RiverSource Variable Portfolio -- Balanced Fund

The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Steve Schroll, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Tom Murphy, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Sector Leader of investment grade credit sector team.

- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 2008.


--------------------------------------------------------------------------------
S-6466-122 A (11/09)
* Valid until the next prospectus update.

- Sector Manager on high yield fixed income sector team.

- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.

Todd White, Portfolio Manager

- Managed the Fund since 2008.

- Sector Leader of liquid and structured assets sector team.

- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid and structured assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

For RiverSource Variable Portfolio -- Diversified Equity Income Fund

Steve Schroll, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

For RiverSource Variable Portfolio -- Mid Cap Value Fund

Steve Schroll, Portfolio Manager

- Managed the Fund since 2005.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2005.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

The rest of the section remains the same.